Basic and Diluted Earnings Per Share - Summary of Earnings (Loss) per Share Basic and Diluted Basis (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earning Per Share Basic And Diluted [Abstract]
Basic EPS	212,487,729	112,001,484
Dilutive share options	2,015,014
Dilutive RSUs	741,588
Dilutive warrants	3,167,640
Diluted EPS	218,411,971	112,001,484
Basic EPS	$ 20,720	$ (20,324)
Dilutive warrants	(1,076)
Diluted EPS	$ 19,644	$ (20,324)
Basic EPS	$ 0.10	$ (0.16)
Diluted EPS	$ 0.09	$ (0.16)